JOINT COLLABORATION AGREEMENT (Details) (Equity Method Investee Advanced Lipids [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investee Advanced Lipids [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage of joint collaboration	50.00%
Sales through joint collaboration	$ 16,666	$ 8,183	$ 3,533
Receivable balance through joint collaboration	$ 5,370	$ 3,411
Agreement terms	The joint collaboration agreement's initial term ends on December 31, 2016. Thereafter the agreement will be automatically extended for consecutive periods of three years, unless terminated by a notice of either party at least 12 months prior to its expiration.